Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2010
Derivative Instruments and Hedging Activities
Schedule of Notional Amounts of Derivative Instruments

The following table presents the notional amounts of the Company's derivative instruments as of December 31, 2009.

		Other derivative instruments
	Hedging instruments under ASC 815	Trading Derivatives	Management Hedges	Total
	(In millions of Korean won)
Foreign exchange spot contracts	—	2,451,179	—	2,451,179

Foreign exchange derivatives:
Currency futures	—	1,552,324	—	1,552,324
Currency forwards	—	35,506,815	—	35,506,815
Currency swaps	1,167,600	18,800,976	—	19,968,576
Currency options purchased	—	1,479,661	—	1,479,661
Currency options sold	—	1,784,605	—	1,784,605

Interest rate derivatives:
Interest rate futures	—	3,770,071	—	3,770,071
Interest rate swaps	2,363,590	90,068,589	—	92,432,179
Interest rate options purchased	—	4,700,000	—	4,700,000
Interest rate options sold	—	3,453,481	—	3,453,481

Equity derivatives:
Stock futures	—	75,043	—	75,043
Stock options purchased	—	3,607,076	21,574	3,628,650
Stock options sold	—	1,892,687	21,574	1,914,261
Stock swaps	—	154,197	17,203	171,400

Credit derivatives:
Protection sold	—	200,000	—	200,000

Commodity and other derivatives:
Forwards	—	—	41,727	41,727
Others	190,000	121,851	60,000	371,851

Total derivative notionals	3,721,190	169,618,555	162,078	173,501,823

The following table presents the notional amounts of the Company's derivative instruments as of December 31, 2010.

		Other derivative instruments
	Hedging instruments under ASC 815	Trading Derivatives	Management Hedges	Total
	(In millions of Korean won)
Foreign exchange spot contracts	—	1,300,882	—	1,300,882

Foreign exchange derivatives:
Currency futures	—	609,989	—	609,989
Currency forwards	—	36,597,264	—	36,597,264
Currency swaps	1,138,900	16,870,518	—	18,009,418
Currency options purchased	—	481,461	—	481,461
Currency options sold	—	536,443	—	536,443

Interest rate derivatives:
Interest rate futures	—	1,067,924	—	1,067,924
Interest rate swaps	2,015,597	97,030,813	—	99,046,410
Interest rate options purchased	—	5,970,000	—	5,970,000
Interest rate options sold	—	5,531,894	—	5,531,894

Equity derivatives:
Stock futures	—	168,621	—	168,621
Stock options purchased	—	3,534,250	—	3,534,250
Stock options sold	—	1,321,709	—	1,321,709
Stock swaps	—	7,638	—	7,638

Credit derivatives:
Protection sold	—	200,000	—	200,000

Commodity and other derivatives:
Others	190,000	—	60,000	250,000

Total derivative notionals	3,344,497	171,229,406	60,000	174,633,903

Schedule of Derivative Assets and Derivative Liabilities

The following table presents the derivative assets and liabilities included in the Company's consolidated balance sheets as December 31, 2009.

	Derivatives assets			Derivatives liabilities
	Trading derivatives	Qualifying Accounting Hedge	Total	Trading derivatives	Qualifying Accounting Hedge	Total
	(In millions of Korean won)
Foreign exchange spot contracts	2,878	—	2,878	2,812	—	2,812
Foreign exchange derivatives	2,592,510	—	2,592,510	1,751,492	166,817	1,918,309
Interest rate derivatives	573,309	48,070	621,379	814,637	8,692	823,329
Equity derivatives	86,267	—	86,267	321,803	—	321,803
Credit derivatives	2,118	—	2,118	—	—	—
Commodity derivatives	2,410	—	2,410	2,386	—	2,386
Other derivatives	1,821	—	1,821	5,306	34,420	39,726

Total derivatives assets/liabilities	3,261,313	48,070	3,309,383	2,898,436	209,929	3,108,365

The following table presents the derivative assets and liabilities included in the Company's consolidated balance sheets as December 31, 2010.

	Derivatives assets			Derivatives liabilities
	Trading derivatives	Qualifying Accounting Hedge	Total	Trading derivatives	Qualifying Accounting Hedge	Total
	(In millions of Korean won)
Foreign exchange spot contracts	1,415	—	1,415	1,839	—	1,839
Foreign exchange derivatives	1,747,629	—	1,747,629	1,110,304	192,933	1,303,237
Interest rate derivatives	596,004	108,944	704,948	732,425	—	732,425
Equity derivatives	38,949	—	38,949	141,501	—	141,501
Credit derivatives	1,954	—	1,954	—	—	—
Other derivatives	3,743	—	3,743	3,513	24,958	28,471

Total derivatives assets/liabilities	2,389,694	108,944	2,498,638	1,989,582	217,891	2,207,473

Schedule of Trading Gains (Losses) in Consolidated Income Statements

The following table presents the trading gains(losses) in the Company's consolidated income statements for the year ended December 31, 2009.

Trading gains(losses) (1)
(In millions of Korean won)

Foreign exchange spot contracts	98,101
Foreign exchange derivatives	269,934
Interest rate derivatives	(206,435)
Equity derivatives	6,738
Credit derivatives	16,000
Commodity derivatives	(490)
Other derivatives	(2,930)

Total	180,918

(1)	Amounts are recorded in net trading revenue.

The following table presents the trading gains(losses) in the Company's consolidated income statements for the year ended December 31, 2010.

Trading gains(losses) (1)
(In millions of Korean won)
Foreign exchange spot contracts	(368,713)
Foreign exchange derivatives	692,478
Interest rate derivatives	(29,744)
Equity derivatives	89,096
Credit derivatives	1,869
Commodity derivatives	(61)
Other derivatives	4,636

Total	389,561

(1)	Amounts are recorded in net trading revenue.

Schedule of Gains (Losses) on Derivatives Designated as Fair Value Hedges

	2009			2010
	Derivatives(1)	Hedged Items(1)	Hedge ineffectiveness	Derivatives(1)	Hedged items(1)	Hedge ineffectiveness
	(In millions of Korean won)
Foreign exchange derivatives	(165,271)	106,655	(58,616)	(25,764)	27,816	2,052
Interest rate derivatives	(62,411)	68,813	6,402	69,005	(60,923)	8,082
Other derivatives	(33,203)	39,497	6,294	8,088	(8,309)	(221)

Total	(260,885)	214,965	(45,920)	51,329	(41,416)	9,913

Schedule of Credit Default Swap Payout Information

2009

	Maximum Payout/ Notional	Less than 1 year	1 to 3 years	Fair value liability
	(In millions of Korean won)
Credit default swaps(1)	200,000	—	2,118	2,118

2010

	Maximum Payout/ Notional	Less than 1 year	1 to 3 years	Fair value asset
	(In millions of Korean won)
Credit default swaps(1)	200,000	1,954	—	1,954

(1)	The Company considers ratings of BBB- or higher to meet the definition of investment grade.